Significant accounting judgments, estimates, and assumptions (Details) - cashGeneratingUnit	Apr. 02, 2023	Apr. 03, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of cash generating units that contribute to goodwill	11	10